Restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Related Costs
Restructuring related costs included in Selling, general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income (Loss) included costs for severance and other restructuring costs as follows:

	Years ended December 31
In thousands	2012	2011	2010
Severance and related costs	$61,560	$11,500	$—
Other	5,340	1,500	—
Total restructuring costs	$66,900	$13,000	$—

Restructuring Accrual Activity Recorded on Consolidated Balance Sheets
Activity in the restructuring accrual recorded in Other current liabilities and Employee compensation and benefits in the Consolidated Balance Sheets is summarized as follows:

	Years ended December 31
In thousands	2012	2011
Beginning balance	$12,805	$3,994
Acquired	20,127	—
Costs incurred	61,560	11,500
Cash payments and other	(34,868)	(2,689)
Ending balance	$59,624	$12,805